GOF-P35 10/25

SUPPLEMENT DATED OCTOBER 31, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective October 31, 2025, the following changes are made to each fund’s Summary Prospectus, Prospectus and SAI:

a) The following footnote is added to all references to Paul Varunok in each fund’s Summary Prospectus, Prospectus and SAI:

* Mr. Varunok is anticipated to step down as a member of the fund’s portfolio management team on or about December 31, 2025. Thereafter, he will transition to an advisory role with Franklin Templeton.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN CUSTODIAN FUNDS
Franklin U.S. Government Securities Fund	February 1, 2025

FRANKLIN ETF TRUST
Franklin Short Duration U.S. Government ETF	August 1, 2025

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration U.S. Government Securities Fund	March 1, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin U.S. Government Securities VIP Fund	May 1, 2025

Please retain this supplement for future reference